Note 5 - Exploratory Well Costs (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Aug. 21, 2020	Dec. 31, 2019
Beginning capitalized exploratory well costs	$ 41,524	$ 11,427
Additions to exploratory well costs pending the determination of proved reserves	53,462	48,169	58,435
Reclassification due to determination of proved reserves	(62,394)	(18,072)	(47,008)
Exploratory well costs charged to exploration and abandonment expense
Ending capitalized exploratory well costs	$ 32,592	$ 41,524	$ 11,427